Expense Example {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-12 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor High Income Advantage Fund-Class A
Expense Example:
1 year	$ 497
3 years	703
5 years	925
10 years	1,564
Fidelity Advisor High Income Advantage Fund-Class M
Expense Example:
1 year	497
3 years	703
5 years	925
10 years	1,564
Fidelity Advisor High Income Advantage Fund-Class C
Expense Example:
1 year	278
3 years	553
5 years	953
10 years	1,869
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798